INCOME TAX AND DEFERRED TAX ASSETS - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax items
Allowance for CECL - trade receivable	$ 14		$ 11,800
Net operating loss - China	3,438	$ 633,856	475,900
Net operating loss - UK	194,762	148,523	110,215
Deferred tax assets	198,214	782,379	597,915
Valuation allowance	$ (198,214)	$ (782,379)	$ (597,915)